Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(Loss) Income Before Income Taxes:
U.S.	$ (73.2)	$ (83.4)	$ (163.4)
International	42.8	29.3	64.8
Loss from continuing operations before income taxes	(30.4)	(54.1)	(98.6)
Current:
U.S.	3.8	(0.3)	(0.4)
State and local	0.3	0.1	0.2
International	20.4	12.9	15.2
Total current income tax expense	24.5	12.7	15.0
Deferred:
U.S.	(14.4)	(60.3)	(15.7)
State and local	(2.2)	0.8	(0.1)
International	(0.2)	(2.8)	7.5
Total deferred income tax (benefit) expense	(16.8)	(62.3)	(8.3)
Total income tax expense (benefit)	$ 7.7	$ (49.6)	$ 6.7